Agreements and Transactions with Baxter	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Agreements and Transactions with Baxter

NOTE 14

AGREEMENTS AND TRANSACTIONS WITH BAXTER

Separation-Related Agreements with Baxter

In connection with the separation, the company entered into a manufacturing and supply agreement, transition services agreement and international commercial operations agreement with Baxter.

Under the terms of the manufacturing and supply agreement, Baxalta manufactures certain products and materials and sells them to Baxter at an agreed-upon price reflecting Baxalta’s cost plus a mark-up for certain products and materials. As a result, the company has recorded revenues associated with the manufacturing and supply agreement during the three months ended March 31, 2016 that were not recorded during the three months ended March 31, 2015. Revenues associated with the manufacturing and supply agreement with Baxter were $41 million during the three months ended March 31, 2016. The manufacturing and supply agreement did not contribute a significant amount of gross margin or net income to the company’s results of operations during the three months ended March 31, 2016.

Under the terms of the transition services agreement, Baxalta and Baxter provide various services to each other on an interim, transitional basis. The services provided by Baxter to Baxalta include certain finance, information technology, human resources, quality, supply chain and other administrative services and functions, and are generally provided on a cost-plus basis. The services generally extend for approximately 2 years following the separation except for certain information technology services that may extend for 3 years following the separation. During the three months ended March 31, 2016, the company incurred selling, general and administrative expenses of approximately $30 million associated with the transition services agreement with Baxter.

For a certain portion of the company’s operations, the legal transfer of Baxalta’s net assets did not occur by the separation date of July 1, 2015 due to the time required to transfer marketing authorizations and other regulatory requirements in certain countries. Under the terms of the international commercial operations agreement with Baxter, the company is responsible for the business activities conducted by Baxter on its behalf, and is subject to the risks and entitled to the benefits generated by these operations and assets. As a result, the related assets and liabilities and results of operations have been reported in the company’s condensed consolidated and combined financial statements.

In February 2016, the transfer of certain of these operations to Baxalta was completed. A majority of the remaining operations held by Baxter as of March 31, 2016 are expected to be transferred by the end of 2016.

Net sales related to operations not transferred to Baxalta and held by Baxter totaled approximately $121 million for the three months ended March 31, 2016. At March 31, 2016 and December 31, 2015, the assets and liabilities consisted of inventories, which are reported in inventories on the condensed consolidated balance sheets, as well as other assets and liabilities, which are reported in due to or from Baxter within the condensed consolidated balance sheets.

The company and Baxter also entered into a separation and distribution agreement, tax matters agreement, an employee matters agreement and a long-term services agreement in connection with the separation.

The following is a summary of the amounts in the condensed consolidated balance sheets due to or from Baxter, including the assets and liabilities of certain of the company’s operations that have not yet transferred to Baxalta and are held by Baxter as of the balance sheet date:

(in millions)	March 31, 2016	December 31, 2015

Inventories	$29	$101

Assets to be transferred to Baxalta, held by Baxter	$97	$236
Other amounts due from Baxter	324	161

Due from Baxter	$421	$397

Liabilities to be transferred to Baxalta, held by Baxter	$10	$46
Other amounts due to Baxter	433	226

Due to Baxter	$443	$272

The decreases in inventories and assets and liabilities to be transferred to Baxalta, held by Baxter were primarily due to completion of the legal transfer of certain operations during the three months ended March 31, 2016.

Other amounts due to or from Baxter primarily relate to intercompany balances which originated prior to the separation and ongoing transactions with Baxter associated with the separation-related agreements described above, including current tax-related indemnification liabilities of $4 million and $75 million as of March 31, 2016 and December 31, 2015, respectively, and long-term tax-related indemnification liabilities of $69 million and $51 million as of March 31, 2016 and December 31, 2015, respectively. Certain indemnification liabilities classified as short-term as of December 31, 2015 were settled during the three months ended March 31, 2016 or were reclassified to long-term as of March 31, 2016 due to changes in the estimated date of resolution. The company recorded a gain in other (income) expense, net of $20 million during the three months ended March 31, 2016 following the settlement of an indemnification liability with Baxter.

Corporate Overhead and Other Allocations from Baxter Prior to Separation

During the three months ended March 31, 2015, the company did not operate as a standalone business and had various relationships with Baxter whereby Baxter provided services to the company. In the financial statements prior to the separation, Baxter provided the company certain services, which included, but were not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology and investor relations. The financial information in the combined financial statements for the three months ended March 31, 2015 did not necessarily include all the expenses that would have been incurred had the company been a separate, standalone entity. Baxter charged the company for these services based on direct and indirect costs. When specific identification was not practicable, a proportional cost method was used, primarily based on sales, headcount, or square footage. These allocations were reflected as follows during the three months ended March 31, 2015:

(in millions)	Three months ended March 31, 2015
Cost of sales allocations	$9
Selling, general and administrative allocations	122
Research and development allocations	1

Total corporate overhead and other allocations from Baxter	$132

Management believes that the methods used to allocate expenses to the company’s historical financial statements were reasonable.

NOTE 17

AGREEMENTS AND TRANSACTIONS WITH BAXTER

Separation-Related Agreements with Baxter

In connection with the separation, the company entered into a manufacturing and supply agreement, transition services agreement and international commercial operations agreement with Baxter.

Under the terms of the manufacturing and supply agreement, Baxalta manufactures certain products and materials and sells them to Baxter at an agreed-upon price reflecting Baxalta’s cost plus a mark-up for certain products and materials. As a result, the company began recording revenues associated with the manufacturing and supply agreement during 2015 that were not recorded during periods prior to the separation. Revenues associated with the manufacturing and supply agreement with Baxter were $71 million during 2015. The company also began purchasing products and materials from Baxter at cost plus a mark-up beginning during 2015. The costs associated with the manufacture of these products were included at cost without a mark-up in the company’s results of operations in periods prior to the separation. The manufacturing and supply agreement did not contribute a significant amount of gross margin or net income to the company’s results of operations during 2015.

Under the terms of the transition services agreement, Baxalta and Baxter provide various services to each other on an interim, transitional basis. The services provided by Baxter to Baxalta include certain finance, information technology, human resources, quality, supply chain and other administrative services and functions, and are generally provided on a cost-plus basis. The services generally extend for approximately 2 years following the separation except for certain information technology services that may extend for 3 years following the separation. During 2015, the company incurred selling, general and administrative expenses of approximately $65 million associated with the transition services agreement with Baxter.

For a certain portion of the company’s operations, the legal transfer of Baxalta’s net assets did not occur by the separation date of July 1, 2015 due to the time required to transfer marketing authorizations and other regulatory requirements in each of these countries. Under the terms of the international commercial operations agreement with Baxter, the company is responsible for the business activities conducted by Baxter on its behalf, and is subject to the risks and entitled to the benefits generated by these operations and assets. As a result, the related assets and liabilities and results of operations have been reported in the company’s consolidated financial statements. Net sales related to these operations totaled approximately $414 million for the last six months of 2015 following the separation. At December 31, 2015, the assets and liabilities consisted of inventories, which are reported in inventories on the consolidated balance sheet, and other assets and liabilities, which are reported in due to or from Baxter International Inc., net, on the consolidated balance sheet. The majority of these operations are expected to be transferred to the company by the end of 2016.

The company and Baxter also entered into a separation and distribution agreement, tax matters agreement, an employee matters agreement and a long-term services agreement in connection with the separation.

The following is a summary of the amounts in the consolidated balance sheet due to or from Baxter, including the assets and liabilities of certain of the company’s operations that have not yet transferred to Baxalta and are held by Baxter as of the balance sheet date:

(in millions)	December 31, 2015

Inventories	$101

Assets to be transferred to Baxalta, held by Baxter	$236
Other amounts due from Baxter	161

Due from Baxter International Inc.	$397

Liabilities to be transferred to Baxalta, held by Baxter	$46
Other amounts due to Baxter	226

Due to Baxter International Inc.	$272

Other amounts due to or from Baxter primarily relate to intercompany balances which originated prior to the separation and ongoing transactions with Baxter associated with the separation-related agreements described above, including current tax-related indemnification liabilities of $75 million and long-term tax-related indemnification liabilities of $51 million.

Corporate Overhead and Other Allocations from Baxter Prior to Separation

Prior to the separation, the company did not operate as a standalone business and had various relationships with Baxter whereby Baxter provided services to the company. In the financial statements prior to the separation, Baxter provided the company certain services, which included, but were not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology and investor relations. The financial information in the combined financial statements in periods prior to the separation did not necessarily include all the expenses that would have been incurred had the company been a separate, standalone entity. Baxter charged the company for these services based on direct and indirect costs. When specific identification was not practicable, a proportional cost method was used, primarily based on sales, headcount, or square footage. These allocations were reflected as follows in financial statements for periods prior to the separation:

(in millions)	6 months ended June 30, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Cost of sales allocations	$21	$12	$37
Selling, general and administrative allocations	258	511	540
Research and development allocations	5	14	15
Other expense, net allocations	—	1	4

Total corporate overhead and other allocations from Baxter	$284	$538	$596

Management believes that the methods used to allocate expenses to the company’s historical financial statements were reasonable.

Centralized Cash Management Prior to Separation

Prior to the separation, Baxter used a centralized approach to cash management and financing of operations. The majority of the company’s subsidiaries were party to Baxter’s cash pooling arrangements with several financial institutions to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept regularly from the company’s accounts. Cash transfers to and from Baxter’s cash concentration accounts and the resulting balances at the end of each reporting period were reflected in net parent company investment in the combined balance sheets. At December 31, 2014, cash and equivalents were not allocated to the company due to Baxter’s centralized approach to cash management.